Trade and Other Receivables - Schedule of Aging of Gross Trade Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 1,184	$ 1,132
Current [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	806	726
Less Than One Month Past Due [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	185	185
Later than one month and not later than two months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	63	73
Later than two months and not later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	36	39
Later than three months [member]
Aging of Trade Receivables [Line Items]
Gross trade receivables	$ 94	$ 109